State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

February 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Nomura Partners Funds, Inc. (the “Corporation”)

    File Nos.: 811-001090 and 033-13863

Dear Sir or Madam:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify pursuant to Rule 497(j) under the Securities Act that the Prospectus and Statement of Additional Information for the registrant, each dated January 27, 2012, that would have been filed would not have differ from those contained in the registrant’s most recent Post–Effective Amendment No. 43 to the registrant’s Registration Statement on Form N–1A that was filed electronically via EDGAR on January 27, 2012 (Accession # 0001193125-12-026884).

If you have any questions, please contact me at (617) 662-1742.

Very truly yours,

/s/ David James
David James
Vice President and Managing Counsel